Due to banks and correspondents (Tables)	12 Months Ended
Dec. 31, 2020
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Disclosure detail of dues to banks and correspondents
(a)	This caption is comprised of the following:

	2020	2019
	S/(000)	S/(000)
By type -
Banco Central de Reserva del Perú- BCRP (b)	7,736,322	1,897,568
Promotional credit lines (c)	1,453,397	1,422,067
Loans received from foreign entities (d)	427,278	613,090
Loans received from Peruvian entities	1,117	2,049

	9,618,114	3,934,774
Interest and commissions payable	42,763	44,863

	9,660,877	3,979,637

Disclosure detail of loans due to banks and correspondents based on term
By term -
Short term	1,769,403	2,666,530
Long term	7,891,474	1,313,107

Total	9,660,877	3,979,637

Loan received from foreign entities
(d)	As of December 31, 2020 and 2019, corresponds to the following funding in foreign currency:

Entity	Country	Final maturity	2020	2019
			S/(000)	S/(000)
Credit Suisse First Boston (e)	Switzerland	2021/2020	217,260	238,608
Development Bank of Latin America (f)	Supranational	2022	126,735	—
Bank J. Safra Sarasin (g)	Switzerland	2021/2020	83,283	76,222
Development Bank of Latin America (h)	Supranational	2020	—	132,560
Wells Fargo Bank & Co. (i)	United States of America	2020	—	82,850
Citibank N.A. (j)	United States of America	2020	—	82,850

			427,278	613,090

Disclosure of detail maturities due to banks and correspondents
(l)	As of December 31, 2020 and 2019, maturities are the following:

Year	2020	2019
	S/(000)	S/(000)
2020	—	2,666,530
2021	1,769,403	108,772
2022	616,029	106,077
2023 onwards	7,275,445	1,098,258

Total	9,660,877	3,979,637